UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE VALUE TRUST

FORM N-Q

JANUARY 31, 2015

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 10.7%
Household Durables - 2.7%
PulteGroup Inc.	3,500,000	$72,065,000

Internet & Catalog Retail - 4.3%
Amazon.com Inc.	200,000	70,906,000	*
Expedia Inc.	500,000	42,965,000

Total Internet & Catalog Retail		113,871,000

Specialty Retail - 2.1%
Lowe’s Cos. Inc.	800,000	54,208,000

Textiles, Apparel & Luxury Goods - 1.6%
Ralph Lauren Corp.	250,000	41,722,500

TOTAL CONSUMER DISCRETIONARY		281,866,500

CONSUMER STAPLES - 5.1%
Beverages - 1.9%
Dr. Pepper Snapple Group Inc.	650,000	50,225,500

Food Products - 1.4%
Keurig Green Mountain Inc.	300,000	36,768,000

Household Products - 1.8%
Colgate-Palmolive Co.	700,000	47,264,000

TOTAL CONSUMER STAPLES		134,257,500

ENERGY - 9.3%
Energy Equipment & Services - 1.3%
Baker Hughes Inc.	600,000	34,794,000

Oil, Gas & Consumable Fuels - 8.0%
Apache Corp.	1,000,000	62,570,000
Chevron Corp.	500,000	51,265,000
CONSOL Energy Inc.	1,800,000	52,110,000
EOG Resources Inc.	500,000	44,515,000

Total Oil, Gas & Consumable Fuels		210,460,000

TOTAL ENERGY		245,254,000

FINANCIALS - 21.2%
Banks - 10.5%
Citigroup Inc.	2,100,000	98,595,000
Citizens Financial Group Inc.	1,500,000	35,850,000
JPMorgan Chase & Co.	1,300,000	70,694,000
Wells Fargo & Co.	1,400,000	72,688,000

Total Banks		277,827,000

Capital Markets - 3.4%
E*TRADE Financial Corp.	2,000,000	46,100,000	*
KKR & Co. LP	1,800,000	43,218,000

Total Capital Markets		89,318,000

Insurance - 5.4%
American International Group Inc.	1,250,000	61,087,500
Genworth Financial Inc., Class A Shares	5,000,000	34,900,000	*
Hartford Financial Services Group Inc.	1,200,000	46,680,000

Total Insurance		142,667,500

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 15, 2015

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 1.9%
American Homes 4 Rent, Class A Shares	3,000,000	$50,070,000

TOTAL FINANCIALS		559,882,500

HEALTH CARE - 15.3%
Biotechnology - 2.9%
Amgen Inc.	500,000	76,130,000

Health Care Equipment & Supplies - 2.7%
Medtronic PLC	1,000,000	71,400,000

Health Care Providers & Services - 5.4%
Express Scripts Holding Co.	700,000	56,497,000	*
UnitedHealth Group Inc.	800,000	85,000,000

Total Health Care Providers & Services		141,497,000

Pharmaceuticals - 4.3%
Merck & Co. Inc.	1,150,000	69,322,000
Perrigo Co. PLC	300,000	45,522,000

Total Pharmaceuticals		114,844,000

TOTAL HEALTH CARE		403,871,000

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.7%
Boeing Co.	300,000	43,611,000

Airlines - 2.6%
United Continental Holdings Inc.	1,000,000	69,370,000	*

Electrical Equipment - 1.7%
Rockwell Automation Inc.	400,000	43,568,000

Machinery - 1.6%
PACCAR Inc.	700,000	42,077,000

Road & Rail - 1.9%
Norfolk Southern Corp.	500,000	50,985,000

TOTAL INDUSTRIALS		249,611,000

INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.0%
Cisco Systems Inc.	3,000,000	79,095,000

Internet Software & Services - 2.5%
Yahoo! Inc.	1,500,000	65,985,000	*

IT Services - 1.8%
Teradata Corp.	1,099,999	49,015,956	*

Semiconductors & Semiconductor Equipment - 5.0%
Broadcom Corp., Class A Shares	1,400,000	59,409,000
NXP Semiconductors NV	900,000	71,406,000	*

Total Semiconductors & Semiconductor Equipment		130,815,000

Software - 3.7%
Microsoft Corp.	2,400,000	96,960,000

Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	450,000	52,722,000
EMC Corp.	2,700,000	70,011,000

Total Technology Hardware, Storage & Peripherals		122,733,000

TOTAL INFORMATION TECHNOLOGY		544,603,956

MATERIALS - 4.1%
Chemicals - 2.7%
Albemarle Corp.	500,000	24,130,000
LyondellBasell Industries NV, Class A Shares	600,000	47,454,000

Total Chemicals		71,584,000

See Notes to Schedule of Investments.

CLEARBRIDGE VALUE TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
Metals & Mining - 1.4%
Steel Dynamics Inc.		2,200,000	$37,488,000

TOTAL MATERIALS			109,072,000

UTILITIES - 3.5%
Independent Power and Renewable Electricity Producers - 3.5%
AES Corp.		2,200,000	26,884,000
Calpine Corp.		3,100,000	64,728,000	*

TOTAL UTILITIES			91,612,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,001,338,956)			2,620,030,456

	RATE
SHORT-TERM INVESTMENTS - 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $54,972,864)	0.088%	54,972,864	54,972,864

TOTAL INVESTMENTS - 101.4% (Cost - $2,056,311,820#)			2,675,003,320
Liabilities in Excess of Other Assets - (1.4)%			(37,559,303)

TOTAL NET ASSETS - 100.0%			$2,637,444,017

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Value Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$2,620,030,456	—	—	$2,620,030,456

Short-term investments†	54,972,864	—	—	54,972,864

Total investments	$2,675,003,320	—	—	$2,675,003,320

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$684,915,108
Gross unrealized depreciation	(66,223,608)

Net unrealized appreciation	$618,691,500

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 16, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 16, 2015